SEGMENT INFORMATION - Disclosure of additional information of segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Depreciation and amortization	$ 7,692	$ 7,134	$ 5,500
Non-current assets	67,241	71,591	75,333
Others
SEGMENT INFORMATION
Depreciation and amortization	6	10	0
Unallocated
SEGMENT INFORMATION
Non-current assets	4,910	2,636	2,260
Europe
SEGMENT INFORMATION
Depreciation and amortization	3,637	2,654	2,765
Non-current assets	23,588	27,132	11,539
Israel
SEGMENT INFORMATION
Depreciation and amortization	4,049	4,470	2,735
Non-current assets	36,803	40,056	61,534
ROW
SEGMENT INFORMATION
Non-current assets	$ 1,940	$ 1,767	$ 0